TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Profit before tax	£ 1,226	£ 4,393	£ 5,960
UK corporation tax thereon	(233)	(835)	(1,132)
Impact of surcharge on banking profits	(107)	(364)	(409)
Non-deductible costs: conduct charges	(24)	(370)	(101)
Non-deductible costs: bank levy	(38)	(43)	(43)
Other non-deductible costs	(74)	(121)	(90)
Non-taxable income	59	40	87
Tax relief on coupons on other equity instruments	86	89	83
Tax-exempt gains on disposals	81	102	124
Tax losses where no deferred tax recognised	(58)	18	(9)
Remeasurement of deferred tax due to rate changes	350	(6)	32
Differences in overseas tax rates	15	(14)	6
Policyholder tax	(46)	(67)	(62)
Policyholder deferred tax asset in respect of life assurance expenses	49	(53)	73
Adjustments in respect of prior years	104	237	(13)
Tax effect of share of results of joint ventures	(3)	0	0
Tax credit (expense)	£ 161	£ (1,387)	£ (1,454)